STOCKHOLDERS' EQUITY (Details Textual)	1 Months Ended
Oct. 31, 2016 USD ($) $ / shares shares
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01
Common Stock, Shares Authorized | shares	100,000,000
Stock Issued During Period, Value, Issued for Services | $	$ 2,500
Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01
Common Stock, Shares Authorized | shares	100,000,000
Stock Issued During Period, Shares, Issued for Services | shares	250,000
Stock Issued During Period, Value, Issued for Services | $	$ 2,500
Shares Issued, Price Per Share | $ / shares	$ 0.01